9. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments Tables Abstract
Direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments
							12/31/2018						12/31/2017
Companies	Number of shares (in units)		Participation in						Participation in
		% equity interest	Assets	Liabilities		Fair Value Allocation	Net income / (loss) for the year	% equity interest	Assets	Liabilities		Fair Value Allocation	Net income / (loss) for the year
					Shareholders’ equity						Shareholders’ equity

Joint-venture and Joint-operation
MRS Logística S.A.(*)	126,716,070	37.27	3,125,912	1,693,200	1,878,095		194,403	37.27	3,039,761	1,714,729	1,782,162		171,905
CBSI - Companhia Brasileira de Serviços de Infraestrutura	1,876,146	50.00	25,941	19,997	5,944		4,501	50.00	16,005	13,654	2,351		1,785
Transnordestina Logística S.A.	24,168,304	46.30	4,065,604	2,883,851	1,181,753	271,116	(20,429)	46.28	3,806,380	2,604,198	1,202,182	271,116	(21,357)
			7,217,457	4,597,048	3,065,792	271,116	178,475		6,862,146	4,332,581	2,986,695	271,116	152,333
Associates
Arvedi Metalfer do Brasil	46,994,971	20.00	40,712	26,308	14,404		(5,087)	20.00	43,653	23,978	19,675		(4,368)
			40,712	26,308	14,404		(5,087)		43,653	23,978	19,675		(4,368)
Classified as fair value through profit or loss and comprehensive income (Note 13 I)
Usiminas					2,250,623						2,200,459
Panatlântica					28,566						21,974
					2,279,189						2,222,433

Other Investments					112						76

Total Investments					5,359,497	271,116					5,228,879	271,116
					5,630,613						5,499,995

Changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

		Consolidated
	12/31/2018	12/31/2017

Opening balance of investments	5,499,995	4,568,451
Opening balance of loss provisions
Capital increase		20,579
Dividends	(87,846)	(79,189)
Comprehensive income (1)	272	850,640
Equity in results of affiliated companies (2)	173,145	147,800
Receipt of sale - Usiminas' shares	(39,377)
Update of shares measured at Fair Value through profit or loss (VJR) (note 13 II)	96,133
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Others	37	3,460
Closing balance of investments	5,630,613	5,499,995

Equity in results

		Consolidated
	12/31/2018	12/31/2017

Equity in results of affiliated companies
MRS Logística S.A.	194,403	171,905
CBSI - Companhia Brasileira de Serviços de Infraestrutura	4,501	1,785
Transnordestina Logística S.A.	(20,429)	(21,357)
Arvedi Metalfer do Brasil S.A.	(5,087)	(4,368)
Others	(243)	(165)
	173,145	147,800
Eliminations
To cost of sales	(42,806)	(40,823)
To taxes	14,554	13,880
Others
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Others	2,559
Equity in results adjusted	135,706	109,111

Joint ventures and joint operations financial information

				12/31/2018				12/31/2017
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	46.30%	48.75%
Balance sheet
Current assets
Cash and cash equivalents	345,962	2,091	19,234	29,870	484,978	101	5,763	16,231
Advances to suppliers	17,750	73	1,734	937	14,911	37		22
Other current assets	736,768	41,284	108,851	16,718	685,311	28,475	49,494	16,447
Total current assets	1,100,480	43,448	129,819	47,525	1,185,200	28,613	55,257	32,700
Non-current assets
Other non-current assets	804,570	2,111	222,630	25,840	693,434	974	238,004	27,459
Investments, PP&E and intangible assets	6,482,292	6,324	8,428,567	457,578	6,277,550	2,423	7,927,881	484,406
Total non-current assets	7,286,862	8,435	8,651,197	483,418	6,970,984	3,397	8,165,885	511,865
Total Assets	8,387,342	51,883	8,781,016	530,943	8,156,184	32,010	8,221,142	544,565

Current liabilities
Borrowings and financing	422,793	4,350.0000	75,906		668,947	1,411	52,691
Other current liabilities	1,368,290	33,844	179,816	18,298	1,272,365	25,898	113,739	33,666
Total current liabilities	1,791,083	38,194	255,722	18,298	1,941,312	27,309	166,430	33,666
Non-current liabilities
Borrowings and financing	2,111,518	1,262	5,754,073		2,084,422		5,457,768
Other non-current liabilities	640,535	539	218,839	15,113	575,170		434	3,471
Total non-current liabilities	2,752,053	1,801	5,972,912	15,113	2,659,592		5,458,202	3,471
Shareholders’ equity	3,844,206	11,888	2,552,382	497,532	3,555,280	4,701	2,596,510	507,428
Total liabilities and shareholders’ equity	8,387,342	51,883	8,781,016	530,943	8,156,184	32,010	8,221,142	544,565

				01/01/2018 at 12/31/2018				01/01/2017 a 12/31/2017
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	46.30%	48.75%
Statements of Income
Net revenue	3,726,448	166,080		166,358	3,492,805	135,399		168,194
Cost of sales and services	(2,476,628)	(142,254)		(77,829)	(2,307,108)	(120,647)		(76,810)
Gross profit	1,249,820	23,826		88,529	1,185,697	14,752		91,384
Operating (expenses) income	(313,606)	(10,884)	(18,020)	(60,104)	(283,151)	(8,340)	(32,245)	(58,465)
Financial income (expenses), net	(151,839)	(179)	(26,103)	(126)	(187,295)	(1,004)	(13,938)	317
Income before income tax and social contribution	784,375	12,763	(44,123)	28,299	715,251	5,408	(46,183)	33,236
Current and deferred income tax and social contribution	(262,760)	(3,761)		(9,452)	(254,001)	(1,838)		(11,105)
(Loss) profit for the year, net	521,615	9,002	(44,123)	18,847	461,250	3,570	(46,183)	22,131

Assumptions for impairment test
Cash Flow Projection	Until 2057
Gross Margin	Based on market studies to capture operations costs and loads, according studied of market trends.
Estimated Costs	Costs based on studies and market trends.
Growth rate in perpetuity	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate	Between 5.1% to 7.9% in real terms.